Derivatives and Fair Value of Financial Instruments (Details 5) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commodities
Fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets
Asset Derivatives	$ 6,916,000	$ 5,144,000
Liability Derivatives	7,112,000	5,529,000
Margin account	14,063,000	8,619,000
Derivative assets and liabilities, net basis	13,867,000	8,234,000
Foreign currencies
Fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets
Asset Derivatives		2,247,000
Liability Derivatives	4,157,000	3,380,000
Interest rate
Fair value of each type of derivative and its location in the Condensed Consolidated Balance Sheets
Liability Derivatives	$ 9,810,000	$ 11,268,000